DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue - Before IFRS 9 impairment adjustments [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	£ 26,628	£ 17,314
Covered bonds (note 27)	29,818	28,194
Certificates of deposit issued	4,925	6,667
Securitisation notes (note 27)	7,329	5,480
Commercial paper	7,731	6,878
Total debt securities in issue	76,431	64,533
The Bank [member]
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	25,603	16,221
Covered bonds (note 27)	25,359	22,351
Certificates of deposit issued	4,925	6,667
Commercial paper	5,622	4,548
Total debt securities in issue	£ 61,509	£ 49,787